COMMITMENTS AND CONTINGENCIES (Details Textual) In Thousands, except Share data, unless otherwise specified	12 Months Ended							12 Months Ended	0 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 USD ($)	Jan. 31, 2011	Jul. 31, 2008	Dec. 31, 2012 Convertible Note [Member]	Apr. 01, 2011 Goldshare [Member] CNY	Dec. 31, 2012 Goldshare [Member] USD ($)	Dec. 31, 2012 Goldshare [Member] CNY	Apr. 01, 2011 Goldshare [Member] Convertible Note [Member] CNY
Business Acquisition, Percentage of Voting Interests Acquired				30.00%		100.00%	70.00%		44.00%
Business Acquisition, Cost of Acquired Entity, Cash Paid			144,372		$ 21,869				22,000	$ 4,177	26,026
Business Acquisition, Cost of Acquired Entity, Equity Interests Issued and Issuable												20,000
Business Acquisition Number Of Shares Acquired									3,142,857
Noncontrolling Interest, Ownership Percentage by Parent									60.00%
Operating Leases, Rent Expense, Net	1,799	11,211	11,197	10,491
Accounts Receivable from Securitization	44,663	278,252	259,309	188,042
Issuance of common stock in connection with consideration paid for the acquisition of Comtech Broadband (in shares)								2,857,143
Related Party Transaction, Amounts of Transaction	$ 108,903	678,479	0	0